THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
NOVEMBER 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
    CONFIDENTIAL TREATMENT EITHER EXPIRED ON FEBRUARY 14, 2008 OR FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON MAY 15, 2008 BUT CONFIDENTIAL TREATMENT IS NO
                               LONGER REQUESTED.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2007
                 Check here if Amendment [X]; Amendment Number: 1
                        This Amendment (Check only one):
                          |_| is a restatement
                          |X| adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Stark Global Opportunities Management LLC
Address: 3600 South Lake Drive
         St. Francis, Wisconsin 53235-3716

Form 13F File Number:      28-12140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Daniel J. McNally
Title:            General Counsel
Phone:            (414) 294-7000

Signature, Place and Date of Signing:

/s/  Daniel J. McNally           St. Francis, Wisconsin        February 20, 2008
-----------------------          ----------------------        -----------------
      (Signature)                    (City, State)                  (Date)



Report Type (Check only one):

|X| 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     7

Form 13F Information Table Value Total:     $78,280 (thousands)

List of Other Included Managers:            None

------------------------------------------------------------------------------------------------------------------------------------
            Column 1:              Column 2: Column 3:    Column 4:      Column 5:       Column 6:   Column 7:        Column 8:
            Name of                Title of   CUSIP     Fair Market  Shrs or SH   Put/   Investment   Other       Voting Authority
             Issuer                 Class     Number       Value     Prn Amt /PRN Call   Discretion  Managers    Sole   Shared  None
                                                         (x $1000)
------------------------------------------------------------------------------------------------------------------------------------
Manor Care Inc.                     Common   564055101    $16,822    261,215  SH          Sole                 261,215
Horizon Offshore Inc.               Common   44043J204     $1,700    103,053  SH          Sole                 103,053
Lyondell Chemical Co.               Common   552078107    $23,307    502,848  SH          Sole                 502,848
PHH Corp.                           Common   693320202     $6,189    235,522  SH          Sole                 235,522
Tribune Co.                         Common   896047107    $17,451    638,781  SH          Sole                 638,781
Harrah's Entertainment, Inc.        Common   413619107    $12,165    139,945  SH          Sole                 139,945
SLM Corp.                           Option   78442P106       $646    252,900       CALL   Sole                 252,900